Debt	6 Months Ended
Jun. 30, 2023
Debt
Debt

9.Debt

Short-term Debt

The following table presents the Company’s outstanding short-term debt as of December 31, 2022 and June 30, 2023:

	Annual		As of	As of
Name	interest rates	Term	December 31, 2022	June 30, 2023
			RMB	RMB	US$
Short-term loans
East West Bank	5.00%	6 months	65,000	65,000	8,964
Xiamen International Bank	6.00%	6 months	—	15,000	2,069
Bank of Beijing	4.02%	1 year	—	10,000	1,379
Industrial Bank	3.80%	1 year	—	5,000	690
Long-term debt, current portion	9.99% - 10.46%	3-4 years	434	705	96
Total			65,434	95,705	13,198

In April 2021, the Company entered into a banking facility agreement with East West Bank, pursuant to which the Company is entitled to borrow RMB65,000 with an interest rate of 5.00%. The loan is intended for general working capital purposes and is guaranteed by the Company and secured by certain accounts receivables of the Company.

In December 2022, the Company entered into a banking facility agreement with Xiamen International Bank Co., Ltd. pursuant to which the Company is entitled to borrow RMB20,000 with an interest rate of 6.00%. The Company drew down RMB20,000 in February 2023 and repaid RMB5,000 in June 2023. The loan is intended for general working capital purposes and is secured by Hainan Xinying Technology Co., Ltd..

In February 2023, the Company entered into a banking facility agreement with Bank of Beijing Co., Ltd., pursuant to which the Company is entitled to borrow RMB10,000 with an interest rate of 4.02%. The Company drew down RMB3,000 in March 2023 and RMB7,000 in June 2023. The loan is intended for general working capital purposes and is secured by Beijing Quhuo Information Technology Co., Ltd..

In May 2023, the Company entered into a banking facility agreement with Industrial Bank Co., Ltd., pursuant to which the Company is entitled to borrow RMB5,000 with an interest rate of 3.80%. The Company drew down RMB5,000 in June 2023. The loan is intended for general working capital purposes and is secured by Hainan Xinying Technology Co., Ltd..

Long-term debt

The following table presents the Company’s long-term debt as of December 31, 2022 and June 30, 2023:

	Annual		As of	As of
	interest rates	Term	December 31, 2022	June 30, 2023
			RMB	RMB	US$
Long-term debt, current portion	9.99% - 10.46%	3-4 years	434	705	96
Long-term debt, non-current portion	9.99% - 10.46%	3-4 years	1,303	1,583	218
Total			1,737	2,288	314

The weighted average interest rate for all the outstanding borrowings was approximately5.18% and 5.12% as of December 31, 2022, and June 30, 2023 respectively.